Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

December 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.
--AB Multi-Manager Select Retirement Allocation Fund
--AB Multi-Manager Select 2010 Fund
--AB Multi-Manager Select 2015 Fund
--AB Multi-Manager Select 2020 Fund
--AB Multi-Manager Select 2025 Fund
--AB Multi-Manager Select 2030 Fund
--AB Multi-Manager Select 2035 Fund
--AB Multi-Manager Select 2040 Fund
--AB Multi-Manager Select 2045 Fund
--AB Multi-Manager Select 2050 Fund
--AB Multi-Manager Select 2055 Fund
--AB Multi-Manager Select 2060 Fund
(File No. 2-29901)

Ladies and Gentlemen:

On behalf of the above-referenced series of AB Cap Fund, Inc. (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Funds’ registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on November 29, 2019.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Lauren A. Michnick
Lauren A. Michnick